Financial risk management - Foreign currency denominated financial assets and liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	₩ 117,959,050	₩ 102,278,519
Cash and due from banks at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	21,672,763	17,561,926
Due from banks at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	35,450	30,743
Loans at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	323,562	500,233
Loans at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	60,913,887	53,115,739
Securities at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	8,404,286	7,085,578
Derivative assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,905,084	1,150,127
Securities at FVOCI
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	14,245,024	11,763,638
Securities at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	2,339,195	2,209,009
Other financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	8,119,799	8,861,526
Financial liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	109,510,982	93,417,788
Deposits
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	65,731,420	55,469,408
Financial liabilities at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	600,175	785,503
Derivative liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,626,146	972,148
Borrowings
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	12,711,220	12,671,260
Debt securities issued
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	18,725,149	13,225,724
Financial liabilities designated at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	804,637	912,438
Other financial liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	9,312,235	9,381,307
Net domestic and foreign currency exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	8,448,068	8,860,731
Off-balance derivative exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,186,487	(42,792)
Net foreign currency exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	9,634,555	8,817,939
USD | Financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	62,999,040	55,907,588
USD | Cash and due from banks at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	12,337,661	10,473,766
USD | Due from banks at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	35,450	30,743
USD | Loans at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	275,434	385,844
USD | Loans at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	25,948,190	23,694,171
USD | Securities at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	6,687,351	5,765,741
USD | Derivative assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,568,025	1,014,150
USD | Securities at FVOCI
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	10,334,842	8,308,952
USD | Securities at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	340,153	263,027
USD | Other financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	5,471,934	5,971,194
USD | Financial liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	62,695,847	52,335,506
USD | Deposits
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	28,517,193	22,790,616
USD | Financial liabilities at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	3,117	362,642
USD | Derivative liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,513,732	841,175
USD | Borrowings
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	9,498,518	9,670,444
USD | Debt securities issued
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	15,926,430	10,916,488
USD | Financial liabilities designated at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	804,324	909,250
USD | Other financial liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	6,432,533	6,844,891
USD | Net domestic and foreign currency exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	303,193	3,572,082
USD | Off-balance derivative exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	2,433,296	808,139
USD | Net foreign currency exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	2,736,489	4,380,221
JPY | Financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	18,099,807	15,359,143
JPY | Cash and due from banks at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	2,952,548	2,318,380
JPY | Loans at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	13,073,162	11,663,301
JPY | Securities at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	133,864	8,255
JPY | Derivative assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	4,578	2,346
JPY | Securities at FVOCI
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	171,177	175,740
JPY | Securities at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	500,269	553,509
JPY | Other financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,264,209	637,612
JPY | Financial liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	18,199,083	16,479,446
JPY | Deposits
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	15,642,126	14,562,435
JPY | Derivative liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	5,297	2
JPY | Borrowings
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,446,603	1,392,637
JPY | Debt securities issued
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	168,566	337,684
JPY | Financial liabilities designated at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	313	3,188
JPY | Other financial liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	936,178	183,500
JPY | Net domestic and foreign currency exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	(99,276)	(1,120,303)
JPY | Off-balance derivative exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,085,962	1,716,328
JPY | Net foreign currency exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	986,686	596,025
EUR | Financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	3,927,891	3,975,185
EUR | Cash and due from banks at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	263,878	140,319
EUR | Loans at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	28,229	114,389
EUR | Loans at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,832,150	1,556,746
EUR | Securities at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	852,382	761,046
EUR | Derivative assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	232,197	27,418
EUR | Securities at FVOCI
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	521,289	544,248
EUR | Other financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	197,766	831,019
EUR | Financial liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	2,517,909	3,263,162
EUR | Deposits
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,194,240	1,535,925
EUR | Derivative liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	50,101	35,679
EUR | Borrowings
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	280,140	208,335
EUR | Debt securities issued
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	764,365	713,295
EUR | Other financial liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	229,063	769,928
EUR | Net domestic and foreign currency exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,409,982	712,023
EUR | Off-balance derivative exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	(397,997)	(340,327)
EUR | Net foreign currency exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,011,985	371,696
CNY | Financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	6,764,730	5,796,441
CNY | Cash and due from banks at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	731,304	654,444
CNY | Loans at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	4,873,899	4,018,660
CNY | Securities at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	4,124	5,230
CNY | Derivative assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,987	878
CNY | Securities at FVOCI
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	681,404	564,791
CNY | Securities at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	117,008	110,532
CNY | Other financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	355,004	441,906
CNY | Financial liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	5,900,548	5,046,738
CNY | Deposits
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	5,245,526	4,152,363
CNY | Derivative liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,964	591
CNY | Borrowings
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	544	115,798
CNY | Debt securities issued
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk		0
CNY | Other financial liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	652,514	777,986
CNY | Net domestic and foreign currency exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	864,182	749,703
CNY | Off-balance derivative exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	(379,652)	(328,756)
CNY | Net foreign currency exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	484,530	420,947
Other | Financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	26,167,582	21,240,162
Other | Cash and due from banks at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	5,387,372	3,975,017
Other | Loans at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	19,899
Other | Loans at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	15,186,486	12,182,861
Other | Securities at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	726,565	545,306
Other | Derivative assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	98,297	105,335
Other | Securities at FVOCI
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	2,536,312	2,169,907
Other | Securities at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,381,765	1,281,941
Other | Other financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	830,886	979,795
Other | Financial liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	20,197,595	16,292,936
Other | Deposits
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	15,132,335	12,428,069
Other | Financial liabilities at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	597,058	422,861
Other | Derivative liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	55,052	94,701
Other | Borrowings
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,485,415	1,284,046
Other | Debt securities issued
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,865,788	1,258,257
Other | Other financial liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,061,947	805,002
Other | Net domestic and foreign currency exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	5,969,987	4,947,226
Other | Off-balance derivative exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	(1,555,122)	(1,898,176)
Other | Net foreign currency exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	₩ 4,414,865	₩ 3,049,050